Components of deferred tax assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax benefits from NOL carry-forwards	$ 25,031	$ 21,630
Less valuation allowance	(25,031)	(21,630)
Deferred tax assets, net